Annual Total Returns - FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO - FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO - Test_BLK_136	May 19, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 15, 2013
Fidelity Conservative Income Municipal Bond Fund
Bar Chart Table:
Annual Return 2014	0.46%
Annual Return 2015	0.42%
Annual Return 2016	0.31%
Annual Return 2017	1.11%
Annual Return 2018	1.56%
Annual Return 2019	2.00%
Annual Return 2020	0.88%
Annual Return 2021	0.05%
Annual Return 2022	0.27%